Accounting for Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2013		Jul. 22, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Apr. 03, 2013
Derivative
Long-term Debt	$ 1,783			$ 4,806	$ 1,783
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3				0
Derivative, Notional Amount								15
Fair Value of Derivative Instruments
Derivative Liabilities	(47)			(117)	(47)
Derivative Assets	21	[1]		2	21	[1]
Derivative instruments	1	[2]		0	1	[2]
Fair Value of Gross Derivative Assets/(Liabilities), Net	(26)			(115)	(26)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0			0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(26)			(115)	(26)
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL beginning balance			(48)	0	(48)		(28)
Mark-to-market of cash flow hedge accounting contracts				(65)	35		(25)
Accumulated OCL ending balance, net of income tax benefit of $6, $1 and $17, respectively	0			(52)	0		(48)
Accumulated OCL ending balance, net of income tax benefit of $6, $1 and $17, respectively	1			6	1		17
Loss expected to be realized from OCI during the next 12 months, net of tax				(27)
Summary of Derivative Instruments Impact on Results of Operations
Unrealized gain/(loss) on derivatives	6		38	(52)			(20)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3				0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0			0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0			0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0			0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0			0	0
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months, Tax				3
Derivative, Collateral, Right to Reclaim Cash	0			0	0
Derivative, Collateral, Obligation to Return Cash	0			0	0
Reclassification out of Accumulated Other Comprehensive Income
Derivative
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net				13	13		5
Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(42)			(89)	(42)
Derivative Assets	14			2	14
Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(5)			(28)	(5)
Derivative Assets	7			0	7
Interest rate contracts current | Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(26)			(40)	(26)
Derivative Assets	0			0	0
Interest rate contracts current | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(3)			(5)	(3)
Derivative Assets	0			0	0
Interest rate contracts long-term | Derivatives Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(16)			(49)	(16)
Derivative Assets	14			2	14
Interest rate contracts long-term | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	0			(20)	0
Derivative Assets	6			0	6
Commodity contracts current | Derivatives Not Designated as Cash Flow Hedges
Fair Value of Derivative Instruments
Derivative Liabilities	(2)			(3)	(2)
Derivative Assets	1				1
Commodity contracts
Derivative
Derivative Liability	(2)			(3)	(2)
Fair Value of Derivative Instruments
Derivative Liabilities	(2)			(3)	(2)
Derivative Assets	1			0	1
Derivative instruments	1			0	1
Fair Value of Gross Derivative Assets/(Liabilities), Net	(1)			(3)	(1)
Derivative Liability, Fair Value, Gross Asset	0			0	0
Derivative Asset, Fair Value, Gross Liability	0			0	0
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0			0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(1)			(3)	(1)
Interest rate contracts
Derivative
Derivative Liability	(33)			(112)	(33)
Fair Value of Derivative Instruments
Derivative Liabilities	(45)			(114)	(45)
Derivative Assets	20			2	20
Derivative instruments	8			0	8
Fair Value of Gross Derivative Assets/(Liabilities), Net	(25)			(112)	(25)
Derivative Liability, Fair Value, Gross Asset	12			2	12
Derivative Asset, Fair Value, Gross Liability	(12)			(2)	(12)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0			0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(25)			(112)	(25)
Summary of Derivative Instruments Impact on Results of Operations
Unrealized gain/(loss) on derivatives				22	13
MMbtu | Natural Gas [Member]
Derivative
Underlying, Derivative				2,000,000	2,000,000
Dollars | Interest
Derivative
Derivative, Notional Amount	1,234			2,817	1,234
Successor
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL ending balance, net of income tax benefit of $6, $1 and $17, respectively	0			(9)	0
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated OCL beginning balance				0
Accumulated OCL ending balance, net of income tax benefit of $6, $1 and $17, respectively	0			(43)	0
Summary of Derivative Instruments Impact on Results of Operations
Unrealized gain/(loss) on derivatives				(43)	9
Fair Value, Measurements, Recurring [Member]
Fair Value of Derivative Instruments
Derivative Liabilities	(47)	[1]			(47)	[1]
Fair Value, Measurements, Recurring [Member] | Commodity contracts
Fair Value of Derivative Instruments
Derivative Liabilities	(2)	[1]			(2)	[1]
Derivative Assets	1	[1]			1	[1]
Fair Value, Measurements, Recurring [Member] | Interest rate contracts
Fair Value of Derivative Instruments
Derivative Liabilities	(45)	[1]			(45)	[1]
Derivative Assets	$ 20	[1]			$ 20	[1]

[1]	(a) There were no assets or liabilities classified as Level 1 or Level 3 as of December 31, 2014.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.